SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended									3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Oct. 29, 2021	Jul. 29, 2021	Jun. 30, 2021	Jun. 03, 2021	Apr. 06, 2021	Mar. 02, 2021	Dec. 03, 2020	Oct. 31, 2021	Oct. 29, 2021	Sep. 30, 2021	Apr. 26, 2021	Apr. 15, 2021	Mar. 31, 2021	Mar. 30, 2021	Feb. 26, 2021	Dec. 23, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Oct. 20, 2021	Feb. 25, 2021	Jan. 01, 2020	Dec. 31, 2018
Common stock, shares authorized										7,450,000,000					7,450,000,000			5,000,000,000	7,450,000,000			5,000,000,000	5,000,000,000		5,000,000,000
Number of shares issued for assigned, value																			$ 10,000,000
Stock Issued During Period, Value, Issued for Services		$ 3,000,000																	8,764,809
Shares outstanding
Proceeds from issuance of common stock																			$ 1,000,000
Preferred stock shares authorized										10,000,000									10,000,000
Interest rate										5.00%									5.00%
Common Stock [Member]
Number of shares of common stock																			437,500
Stock Issued During Period, Shares, Acquisitions																			9,345,794
Number of shares issued for assigned, value																			$ 93
Stock Issued During Period, Shares, Issued for Services																			14,534,940
Stock Issued During Period, Value, Issued for Services																			$ 146
Shares outstanding										919,911,833									919,911,833			974,177,443	974,177,443
Tickeri Inc [Member]
Number of shares of common stock																							10,000,000
Common stock, shares authorized													10,000,000									10,000,000	10,000,000
Stock Issued During Period, Value, Issued for Services																	$ 468					$ 468
Acquisition transaction costs						$ 20,000,000
Tickeri Inc [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																	8,500,000					8,500,000
Stock Issued During Period, Value, Issued for Services																	$ 85					$ 85
Shares outstanding													8,500,000				8,500,000					8,500,000	8,500,000
Subsequent Event [Member]
Common stock, shares authorized															7,450,000,000										5,000,000,000
Subsequent Event [Member] | Tickeri Inc [Member]
Acquisition transaction costs						$ 20,000,000
Brian Foote [Member] | Notes Payable, Other Payables [Member]
Number of shares issued for assigned, value																			$ 40,000				$ 40,000
Consultant [Member] | Subsequent Event [Member]
Number of shares granted								350,000
Investor [Member] | Subsequent Event [Member]
Number of warrants issued																								20,000,000
Warrants exercised																								$ 4,000,000
Juan Gonzalez [Member] | Subsequent Event [Member] | Tickeri Inc [Member]
Number of shares of common stock				4,672,897
Javier Gonzalez [Member]
Number of shares of common stock																			4,672,897
Aggregate principal amount										$ 5,000,000									$ 5,000,000
Javier Gonzalez [Member] | Subsequent Event [Member] | Tickeri Inc [Member]
Number of shares of common stock				4,672,897
Juan and Javier Gonzalez [Member] | Subsequent Event [Member] | Tickeri Inc [Member] | Secured Promissory Note [Member]
Aggregate principal amount				$ 5,000,000
Maturity date				Dec. 31, 2022
Interest rate				5.00%
Doug Brandt [Member] | Monster Creative LLC [Member] | One Convertible Note and One Non Convertible Note [Member]
Aggregate principal amount			$ 8,000,000
Kevin Childress [Member] | Monster Creative LLC [Member] | One Convertible Note and One Non Convertible Note [Member]
Aggregate principal amount			8,000,000
Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member] | Convertible Notes [Member]
Aggregate principal amount			$ 7,500,000
Interest rate			5.00%
Conversion price per share			$ 1.20
Debt term			18 months
Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member] | Non Convertible Notes [Member]
Aggregate principal amount			$ 500,000
Maturity date			Apr. 01, 2022
Interest rate			5.00%
Debt term			3 years
Series B Preferred Stock [Member]
Preferred Stock, Voting Rights																			Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.				Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.
Stock Issued During Period, Shares, Issued for Services												2,272			493
Preferred stock shares authorized										900,000								900,000	900,000			900,000	900,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Preferred Stock, Voting Rights									for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them
Stock Issued During Period, Shares, Issued for Services															493
Stock Issued During Period, Value, Issued for Services															$ 665,057
Stock description	the Company by Board consent approved an amendment to their Certificate of Amendment for the Series B Preferred Stock to (a) reduce the number of authorized shares of Series B Preferred stock to 570,000 and (b) for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them; and for each of the calendar months from February 2022 to May 2023, the percentage that the Series B Preferred shareholder may convert is 3% of the total number of Series B Preferred shares held by them. This action was approved by Series B Shareholder consent.
Preferred stock shares authorized	570,000								570,000
Series A Preferred Stock [Member]
Preferred Stock, Voting Rights																			Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.				Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.
Preferred stock shares authorized										7,000,000								7,000,000	7,000,000			7,000,000	7,000,000
Series A Preferred Stock [Member] | Henry Boucher [Member] | Notes Payable, Other Payables [Member]
Stock Issued During Period, Shares, Acquisitions																			7,000,000				7,000,000
HUMBL LLC [Member]
Common stock, shares authorized							7,450,000,000
Preferred Stock, Voting Rights																			The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock.		The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock.		The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock.
Preferred stock shares authorized							10,000,000
HUMBL LLC [Member] | Series A Preferred Stock [Member]
Preferred Stock, Voting Rights																			The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock.				The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock.
Tuigamala Group Pty Ltd [Member] | Subsidiaries [Member]
Ownership percentage										66.66%			33.33%		35.00%				66.66%
Shares outstanding										2,500,000			1,250,000		3,750,000				2,500,000
Proceeds from issuance of common stock										$ 10,000,000			$ 5,000,000		$ 15,000,000
Tuigamala Group Pty Ltd [Member] | Subsequent Event [Member] | Subsidiaries [Member]
Ownership percentage										66.66%			33.33%		35.00%				66.66%
Shares outstanding										2,500,000			1,250,000		3,750,000				2,500,000
Proceeds from issuance of common stock										$ 10,000,000			$ 5,000,000		$ 15,000,000
Aurea Group [Member] | Subsidiaries [Member]
Ownership percentage						35.00%
Number of shares of common stock											437,500
Shares outstanding						2,000,000
Proceeds from issuance of common stock					$ 1,000,000	$ 7,500,000								$ 6,500,000
Aurea Group [Member] | Subsidiaries [Member] | At First Closing Date [Member]
Shares outstanding						437,500
Proceeds from issuance of common stock						$ 1,000,000
Aurea Group [Member] | Subsidiaries [Member] | Nine Months After Closing [Member]
Shares outstanding						1,562,500
Proceeds from issuance of common stock						$ 6,500,000
Aurea Group [Member] | Subsidiaries [Member] | Each Tranches [Member]
Proceeds from issuance of common stock					500,000
Aurea Group [Member] | Subsequent Event [Member] | Subsidiaries [Member]
Ownership percentage						35.00%
Shares outstanding						2,000,000
Proceeds from issuance of common stock					1,000,000	$ 7,500,000
Aurea Group [Member] | Subsequent Event [Member] | Subsidiaries [Member] | At First Closing Date [Member]
Shares outstanding						437,500
Proceeds from issuance of common stock						$ 1,000,000
Aurea Group [Member] | Subsequent Event [Member] | Subsidiaries [Member] | Nine Months After Closing [Member]
Shares outstanding						15,562,500
Proceeds from issuance of common stock						$ 6,500,000
Aurea Group [Member] | Subsequent Event [Member] | Subsidiaries [Member] | Each Tranches [Member]
Proceeds from issuance of common stock					$ 500,000
HUMBL Inc [Member] | Subsequent Event [Member] | Tickeri Inc [Member]
Acquisition transaction costs				$ 20,000,000
Purchase price				20,000,000
HUMBL Inc [Member] | Subsequent Event [Member] | Tickeri Inc [Member] | Two Promissory Notes [Member]
Payments for acquisition				10,000,000
HUMBL Inc [Member] | Subsequent Event [Member] | Tickeri Inc [Member] | Common Stock [Member]
Payments for acquisition				$ 10,000,000
Merger Agreement [Member] | HUMBL LLC [Member]
Ownership percentage							100.00%
Merger Agreement [Member] | HUMBL LLC [Member] | Series B Preferred Stock [Member]
Number of shares of common stock							552,029
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member]
Proceeds from stock options																$ 5,600,000
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member] | Initial Payment [Member]
Proceeds from stock options																$ 600,000